Debt Obligations - Additional Information (Detail) - USD ($)				3 Months Ended		12 Months Ended
	Feb. 12, 2026	Oct. 07, 2024	May 31, 2021	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 09, 2025
Line of Credit Facility [Line Items]
Gain (Loss) on Extinguishment of Debt				$ (10,688,000)	$ 0
Unamortized Deferred Financing Costs				1,598,000
Payments Of Financing Fees				2,919,000
SOLV Energy Credit Agreement [Member]
Line of Credit Facility [Line Items]
Gain (Loss) on Extinguishment of Debt				10,485,000
Extinguishment of Debt, Amount				401,100,000
Debt Instrument, Unamortized Discount (Premium), Net				6,419,000
Debt Instrument Prepayment Penalty				4,066,000
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 200,000,000
Revolving Credit Facility [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Commitment Fee Percentage	0.35%
Revolving Credit Facility [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Commitment Fee Percentage	0.20%
Revolving Credit Facility [Member] | Base Rate [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Interest Rate at Period End	1.25%
Revolving Credit Facility [Member] | Base Rate [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Interest Rate at Period End	0.50%
Revolving Credit Facility [Member] | Secured Overnight Financing Rate (SOFR) [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Interest Rate at Period End	2.25%
Revolving Credit Facility [Member] | Secured Overnight Financing Rate (SOFR) [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Interest Rate at Period End	1.50%
Letter of Credit [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Fair Value of Amount Outstanding				8,453,000
New Revolver [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Fair Value of Amount Outstanding				$ 0
SOLV Energy Holdings LLC [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Maturity Date		Oct. 07, 2028
Debt Instrument, Interest Rate During Period			0.25%			10.58%
Gain (Loss) on Extinguishment of Debt						$ 0	$ (4,398,000)	$ 0
Debt Instrument, Fee Amount									$ 32,500
Debt Instrument, Periodic Payment, Principal						1,016
Debt Instrument, Periodic Payment, Interest						41,801
Payments Of Financing Fees						$ 0	$ 8,781,000	0
SOLV Energy Holdings LLC [Member] | SOLV Energy Credit Agreement [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate During Period		1.00%
Gain (Loss) on Extinguishment of Debt		$ 3,019
Debt Instrument, Fee Amount		373,700
SOLV Energy Holdings LLC [Member] | Term Loan [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Face Amount			$ 125,000
Debt Instrument, Basis Spread on Variable Rate			6.50%
Gain (Loss) on Extinguishment of Debt		1,379
SOLV Energy Holdings LLC [Member] | Term Loan [Member] | SOLV Energy Credit Agreement [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Face Amount			$ 275,000
SOLV Energy Holdings LLC [Member] | Equipment Financing [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Face Amount								$ 25,000
Debt Instrument, Interest Rate During Period						12.00%
SOLV Energy Holdings LLC [Member] | Equipment Financing [Member] | SDI Acquisition [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Face Amount						$ 14,500
Debt Instrument, Interest Rate During Period						14.00%
SOLV Energy Holdings LLC [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Remaining Borrowing Capacity		$ 90,000
Debt Instrument, Interest Rate, Effective Percentage		0.50%
SOLV Energy Holdings LLC [Member] | Letter of Credit [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Amount Outstanding During Period		$ 11,183
SOLV Energy Holdings LLC [Member] | Legacy CS Energy Revolving Facility [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Long-Term Line of Credit			30,000
SOLV Energy Holdings LLC [Member] | Legacy CS Energy Revolving Facility [Member] | Letter of Credit [Member]
Line of Credit Facility [Line Items]
Long-Term Line of Credit			25,000
SOLV Energy Holdings LLC [Member] | SOLV Energy Revolving Credit Facility [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Long-Term Line of Credit			$ 60,000
Secured Overnight Financing Rate (SOFR) [Member] | SOLV Energy Holdings LLC [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Effective Percentage		1.00%